Commitments and Contingencies	6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Jan. 31, 2021	Dec. 31, 2020
Loss Contingencies [Line Items]
Commitments and Contingencies
6.	Commitments and Contingencies
Contingencies may arise in the normal course of business. No material contingencies are outstanding for the six months ending July 31, 2021, or July 31, 2020.
Leases
The Company leases office space under the terms of noncancelable operating leases that expire at various dates through November 2026. Certain operating lease agreements provide for an annual 2.75% escalation of the base rent. The Company is also responsible for operating expenses. The following is a schedule by year of the future minimum lease payments required under the Company’s operating leases:

Remaining six months of fiscal 2022	565
2023	1,025
2024	755
2025	775
2026	775
Thereafter	1,455

$5,350

The Company is recognizing the total cost of its office leases ratably over the respective lease periods. The difference between rent paid and rent expense is reflected as deferred rent in the accompanying balance sheets.
Rent expense totaled $297 and $857 for the three months ended July 31, 2021, and July 31, 2020, respectively. Rent expense totaled $592 and $1,400 for the six months ended July 31, 2021, and July 31, 2020, respectively.
During FY 2021, we have completed lease buyouts of two office spaces in Maryland, for leases that were expiring in FY 2021 and FY 2022, and we have made payments of $394 to facilitate early terminations for those leases. Based on the company moving to a more fully remote posture, we also decreased our lease portfolio in Japan and New York in addition to the two office spaces in Maryland.

13.	Commitments and Contingencies
Contingencies may arise in the normal course of business. No material contiengencies are outstanding for the year ending January 31, 2021 or January 31, 2020.
Leases
The Company leases office space under the terms of noncancelable operating leases that expire at various dates through
November 2026
. Certain operating lease agreements provide for an annual 2.75% escalation of the base rent. The Company is also responsible for operating expenses. The following is a schedule by year of the future minimum lease payments required under the Company’s operating leases:

Years Ending January 31,
2022	$1,303
2023	1,036
2024	755
2025	775
2026	797
Thereafter	658

$5,324

The Company is recognizing the total cost of its office leases ratably over the respective lease periods. The difference between rent paid and rent expense is reflected as deferred rent in the accompanying balance sheets.
Rent expense totaled $1,984 and $1,856 for the years ended January 31, 2021 and January 31, 2020, respectively.
During FY 2021, we have completed lease buyouts of two office spaces in Maryland, for leases that were expiring in FY 21 and FY 22, and we have made payments of $394 to facilitate early terminations for those leases. Based on the company moving to a more fully remote posture, we also decreased our lease portifolio in Japan and New York in addition to the two office spaces in Maryland.

LGL SYSTEMS ACQUISITION CORP [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies
NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration Rights
Pursuant to a registration rights agreement entered into on November 6, 2019, the holders of the Founder Shares, Private Warrants (and their underlying securities) and any warrants that may be issued upon conversion of working capital loans (“Working Capital Warrants”), if any, will be entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock). These holders will be entitled to certain demand and “piggyback” registration rights.
The holders of Founder Shares, Private Warrants and Working Capital Warrants will not be able to sell these securities until the termination of the applicable lock-up
period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $6,037,500. The deferred fee will be forfeited by the underwriters solely in the event that the Company fails to complete a Business Combination within the Combination Period, subject to the terms of the underwriting agreement.
Risks and Uncertainties
Management is continuing to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Contingencies
In the ordinary course of business, the Company and its subsidiary may become defendants in certain shareholder claims and other litigation. The Company records a liability when it is probable that a loss has been incurred and the amount is reasonably estimable. To date, no such liability has been recorded on the balance sheet.

NOTE 7. COMMITMENTS AND CONTINGENCIES
Registration Rights
Pursuant to a registration rights agreement entered into on November 6, 2019, the holders of the Founder Shares, private warrants (and their underlying securities) and any warrants that may be issued upon conversion of working capital loans (“Working Capital Warrants”), if any, will be entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Class A common stock). These holders will be entitled to certain demand and “piggyback” registration rights.
The holders of Founder Shares, private warrants and Working Capital Warrants will not be able to sell these securities until the termination of the applicable lock-up
period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $6,037,500. The deferred fee will be forfeited by the underwriters solely in the event that the Company fails to complete a Business Combination within the Combination Period, subject to the terms of the underwriting agreement.
Risks and Uncertainties
Management is continuing to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.